Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Maturity New York Municipals Fund
Class Name	Class A
Trading Symbol	IMNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Maturity New York Municipals Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$82	0.80%
[1]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class A shares of Western Asset Intermediate Maturity New York Municipals Fund returned 4.48%. The Fund compares its performance to the Bloomberg New York Intermediate Municipal Bond Index, which returned 2.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the special tax obligation sector
↑	Security selection within the power sector
↑	Overweight duration positioning contributed as yields fluctuated and ultimately decreased

Top detractors from performance:
Security selection within the:
↓	Health care sector
↓	Pre-refunded sector
Use of derivatives and the impact on performance:
The Fund utilized a modest U.S. Treasury futures position to manage its duration positioning which slightly detracted from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class A	4.48	1.11	1.68
Class A (with sales charge)	2.08	0.65	1.45
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Bloomberg New York Intermediate Municipal Bond Index	2.91	1.16	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 139,581,852
Holdings Count | $ / shares	101	[2]
Advisory Fees Paid, Amount	$ 488,519
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$139,581,852
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$488,519
Portfolio Turnover Rate	2%
[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare, and John Mooney.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Maturity New York Municipals Fund
Class Name	Class C
Trading Symbol	SINLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Maturity New York Municipals Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$142	1.39%
[3]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class C shares of Western Asset Intermediate Maturity New York Municipals Fund returned 3.76%. The Fund compares its performance to the Bloomberg New York Intermediate Municipal Bond Index, which returned 2.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the special tax obligation sector
↑	Security selection within the power sector
↑	Overweight duration positioning contributed as yields fluctuated and ultimately decreased

Top detractors from performance:
Security selection within the:
↓	Health care sector
↓	Pre-refunded sector
Use of derivatives and the impact on performance:
The Fund utilized a modest U.S. Treasury futures position to manage its duration positioning which slightly detracted from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class C	3.76	0.47	1.07
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Bloomberg New York Intermediate Municipal Bond Index	2.91	1.16	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 139,581,852
Holdings Count | $ / shares	101	[4]
Advisory Fees Paid, Amount	$ 488,519
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$139,581,852
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$488,519
Portfolio Turnover Rate	2%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare, and John Mooney.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Maturity New York Municipals Fund
Class Name	Class I
Trading Symbol	LMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Maturity New York Municipals Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$56	0.55%
[5]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class I shares of Western Asset Intermediate Maturity New York Municipals Fund returned 4.84%. The Fund compares its performance to the Bloomberg New York Intermediate Municipal Bond Index, which returned 2.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the special tax obligation sector
↑	Security selection within the power sector
↑	Overweight duration positioning contributed as yields fluctuated and ultimately decreased

Top detractors from performance:
Security selection within the:
↓	Health care sector
↓	Pre-refunded sector
Use of derivatives and the impact on performance:
The Fund utilized a modest U.S. Treasury futures position to manage its duration positioning which slightly detracted from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class I	4.84	1.29	1.86
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Bloomberg New York Intermediate Municipal Bond Index	2.91	1.16	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 139,581,852
Holdings Count | $ / shares	101	[6]
Advisory Fees Paid, Amount	$ 488,519
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$139,581,852
Total Number of Portfolio Holdings*	101
Total Management Fee Paid	$488,519
Portfolio Turnover Rate	2%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Robert E. Amodeo, Ryan K. Brist, David T. Fare, and John Mooney.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.